Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense

The Company recorded stock-based compensation expense in the following categories on the accompanying condensed consolidated statements of operations for the periods presented (in thousands):

	Three Months Ended September 30,
	2024	2023
Cost of revenue	$5	$-
General and administrative	195	782
Sales and marketing	2	-
Research and development	5	16
Total stock-based compensation expense	$207	$798

	Nine Months Ended September 30,
	2024	2023
Cost of revenue	$13	$-
General and administrative	416	1,014
Sales and marketing	4	-
Research and development	14	432
Total stock-based compensation expense	$447	$1,446

The Company recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the periods presented (in thousands):

	For the year ended December 31,
	2023	2022
Research and development	$434	$638
General and administrative	1,041	1,227
Total stock-based compensation expense	$1,475	$1,865

Schedule of Options Outstanding

Information with respect to options outstanding is summarized as follows:

		Weighted	Aggregate
	Number of	Average	Intrinsic
	Options	Exercise Price	Value
Outstanding as of December 31, 2021	728,603	$1.00	$-
Granted	511,440	1.00
Exercised	(6,648)	1.00
Cancelled	(319,539)	1.00
Outstanding as of December 31, 2022	913,856	$1.00	$3,199
Exercised	(613,510)	1.00
Cancelled	(300,346)	1.00
Outstanding as of December 31, 2023	-	$-	$-
Vested and exercisable as of December 31, 2023	-	-	$-

Schedule of Fair Value of Stock Options

	As of September 30, 2024
	PIPE	Business Combination
	Warrants	Warrants
Stock price	$0.61	$0.61
Exercise price	$10.00	$11.50
Expected volatility	72.1%	72.1%
Weighted average risk-free rate	3.6%	3.6%
Expected dividend yield	-	-
Expected term (in years)	4.1	4.2

For the year ended December 31,
	2023	2022
Risk-free interest rate	-	0.73% - 2.96%
Expected dividend yield	-	-
Expected term in years	-	1.36 - 1.85
Expected volatility	-	50.0% - 86.3%

Schedule of Restricted Stock Award Activity

		Weighted
	Number of	Average Grant
	Awards	Date Fair Value
Nonvested as of December 31, 2021	-	$-
Granted	354,551	4.80
Vested	(177,276)	4.80
Nonvested as of December 31, 2022	177,275	$1.48
Granted	88,639	7.21
Vested	(265,914)	5.60
Nonvested as of December 31, 2023	-	$-